Retirement Plans	12 Months Ended
Dec. 31, 2018
Retirement Plans
Retirement Plans

Note 21—Retirement Plans

We sponsor a defined contribution retirement plan covering substantially all U.S. employees and an international savings plan covering international employees. During the Successor period in 2018 and the Predecessor periods in 2018, 2017 and 2016, our total employer contributions to both plans amounted to $0.3 million, $2.3 million, $2.8 million and $4.1 million, respectively.